Stock Compensation Expense (Tables)	12 Months Ended
Mar. 31, 2025
Stock Compensation Expense [Abstract]
Schedule of Assumptions Utilized in Determining the Fair Value of Option Grants

The assumptions utilized in determining the fair value of option grants during the fiscal years ended March 31, 2025 and 2024, are as follows:

	2025	2024
Exercise Price – ISOs	1.66	N/A
Exercise Price – NQSOs	1.66	N/A
Dividend Yield	0.00%	N/A
Volatility	80.00%	N/A
Risk-free Rate – ISOs	4.36%	N/A
Risk-free Rate – NQSOs	4.36%	N/A
Years to Expiration – ISOs	5	N/A
Years to Expiration – NQSOs	5	N/A

Schedule of Information Related to Stock Options	A summary of information related to stock options for the years ended March 31, 2025 and 2024, is as follows:
	2025		2024
	Shares	Price	Shares	Price
Outstanding – Beginning of Period	2,232,008	$0.33	2,267,008	$0.31
Granted	1,635,000	1.66	—	—
Exercised	—	—	—	—
Forfeited	(370,625)	0.55	(35,000)	0.65
Expired	(1,277,655)	0.11	—	—
Outstanding – End of Period	2,218,728	$1.40	2,232,008	$0.33
Exercisable at End of Period	2,069,561	$1.42	1,932,008	$0.28
Weighted average duration to expiration of outstanding options at period-end (years)	8.3		2.3
Weighted average grant date fair value	$0.76		$0.30